LEASES - Weighted-average remaining term and discount rate related to leases (Details)	Sep. 30, 2024	Sep. 30, 2023
Weighted-average remaining term
Operating leases	1 year 9 months 29 days	2 years 9 months 29 days
Weighted-average discount rate
Operating leases	4.75%	4.75%